Short-Term Convertible Notes	12 Months Ended
Dec. 31, 2022
Shortterm Convertible Notes Abstract
Short-term Convertible Notes

Note 7

Short-term Convertible Notes

On August 19, 2022, the Company entered into a short-term note agreement providing for unsecured loans in the aggregate amount of $1,530,000 to the Company from certain individual lenders. Ronald Hafner, the Company’s Chairman of the Board of Directors, and Gian-Marco Rinaldi, a member of the Company’s Board of Directors, agreed to lend $350,000 and $80,000, respectively, with respect to the offering.

Pursuant to the note agreement, the interest rate was 10% per annum, which was required to be paid upon conversion or repayment, and were due to be repaid within 90 days following the execution of the note agreement, or November 17, 2022. In addition, the notes were able to be voluntarily converted into common shares of the Company prior to the maturity date at a 20% discount (i) to any subsequent qualified equity financing round of at least $6 million in the aggregate or (ii) upon a change of control. Management determined that no separate accounting or bifurcation was required for this conversion feature as it doesn’t meet the definition of a derivative because the net settlement criterion is not met.

In addition, pursuant to the note agreement, the noteholders received unregistered warrants to purchase common shares of the Company equal to an aggregate of 10% of the note amount of each noteholder, divided by $0.4970, which was the closing price as determined on the closing date of the issuance of the notes, or an aggregate of 307,844 common shares. The warrants have an exercise price equal to $0.4970 per share and will expire 24 months following their issuance. The warrants were evaluated under ASC Topic 480, “Distinguishing Liabilities from Equity” and ASC Topic 815, “Derivatives and Hedging”, and the Company determined that equity classification was appropriate. The relative fair value of the warrants issued of $67,008 was accounted for as debt discount and amortized to interest expense using the effective interest rate method over the note term.

On October 7, 2022, the Company and the noteholders agreed to convert the notes concurrently with the Company’s October 2022 financing. The total principal balance plus all accrued interest were converted into 2,516,429 common shares. Additionally, the noteholders received additional warrants to purchase up to 1,258,215 common shares with an exercise price of $0.70, that are exercisable six months after their issuance and will expire five years following the date that the warrants are initially exercisable. The common shares and the additional warrants issued had an aggregate fair value of $2,472,616 resulting in a $922,495 loss on conversion of the notes.